Fees Summary	Jul. 02, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 824,000
Previously Paid Amount	0.00
Total Fee Amount	113.79
Total Offset Amount	0.00
Net Fee	113.79
Narrative - Max Aggregate Offering Price	$ 824,000
Final Prospectus	true